S000045258 [Member] Expense Example, No Redemption - Columbia Mortgage Opportunities Fund	May 31, 2025 USD ($)
Columbia Mortgage Opportunities Fund Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	457
Expense Example, No Redemption, 10 Years	1,022
Columbia Mortgage Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	403
Expense Example, No Redemption, 3 Years	629
Expense Example, No Redemption, 5 Years	874
Expense Example, No Redemption, 10 Years	1,574
Columbia Mortgage Opportunities Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	987
Expense Example, No Redemption, 10 Years	1,948
Columbia Mortgage Opportunities Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	961
Columbia Mortgage Opportunities Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	457
Expense Example, No Redemption, 10 Years	1,022
Columbia Mortgage Opportunities Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	229
Expense Example, No Redemption, 5 Years	402
Expense Example, No Redemption, 10 Years	$ 903